Income Tax Note (Tables)	12 Months Ended
Mar. 31, 2026
Income Tax Note [Abstract]
Schedule of Canadian Federal and Provincial Statutory Income Tax Rate

The reconciliation of the combined Canadian federal and provincial statutory income tax rate of 26.5% (2025 – 26.5%) to the effective tax rate is as follows:

	2026	2025	2024
Net Income/(Loss) before recovery of income taxes	(6,936,421)	1,011,790	(51,159,048)

Expected income tax (recovery)/expense	(1,838,152)	268,124	(13,557,148)
Difference in foreign tax rates	18,182	6,871	966
Listing expense	-	-	10,992,625
Non-taxable fair value gain adjustment	-	(1,722,146)	-
Non-deductible R&D costs	345,121	-	-
Non-deductible loss on loan settlement	-	449,196	-
Share issue costs booked to equity	(154,187)	(246,802)	-
Other permanent expenses	(26,959)	1,787	2,061,001
Change in tax benefits not recognized	1,655,995	1,242,970	502,556
Income tax (recovery)/expense	-	-	-

Schedule of Components of Deferred Tax

The following table summarizes the components of deferred tax as at March 31, 2026 and 2025:

	2026	2025
Deferred tax asset
Non-capital losses carried forward-Canada	107,253	-
Deferred tax liability
Investment in Associate	(107,253)	-
	-	-

Schedule of Unrecognized Deferred Tax Assets	Deferred tax assets have not been recognized in respect of the following deductible temporary differences:
Unrecognized deductible temporary differences	2026	2025
Equipment	9,774	4,508
Restricted interest and financing expenses – Canada	431,096	764,297
Share issuance costs and others	1,024,267	722,097
Investment in digital assets	110,242	-
Non-capital losses carried forward-Canada	10,298,392	4,248,226
Non-capital losses carried forward-Australia	439,334	431,349
	12,313,106	6,170,477

Schedule of Non-Capital Loss Carry Forwards

The Company’s non-capital loss carry forwards will expire as noted in the table below:

Year of expiry	Canada	Australia
2044	364,008	-
2045	3,479,491	-
2046	6,454,894	-
Indefinite	-	439,334
Total	10,298,393	439,334